Annual Total Returns - FidelityGrowthIncomePortfolio-AMCIZPro - FidelityGrowthIncomePortfolio-AMCIZPro - Fidelity Growth & Income Portfolio - Fidelity Advisor Growth & Income Portfolio - Class A	Jan. 29, 2025
Bar Chart Table:
Annual Return 2015	(2.28%)
Annual Return 2016	16.06%
Annual Return 2017	16.88%
Annual Return 2018	(8.91%)
Annual Return 2019	30.21%
Annual Return 2020	7.99%
Annual Return 2021	25.85%
Annual Return 2022	(5.00%)
Annual Return 2023	18.61%
Annual Return 2024	22.05%